Significant accounting estimates and judgments (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2021 BRL (R$)
Bottom of range [member]
Significant accounting estimates and judgments (Details) [Line Items]
Nominal discount rate	4.80%
Top of range [member]
Significant accounting estimates and judgments (Details) [Line Items]
Nominal discount rate	1092.00%
Sugarcane And Grains [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Increase or decrease of expected productivity, percentage	1.00%
Increase or decrease in biological asset (in Brazil Real)	R$ 2,172
Increase or decrease in price, percentage	1.00%
Increase or decrease in biological asset, price (in Brazil Real)	R$ 3,051
West Region - Bahia [Member] | Soybean [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	137.4
Balsas Region - Maranhao [Member] | Soybean [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	159.2
Alto Taquari Region - Mato Grosso [Member] | Soybean [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	150
Uruçui Region – Piauí [Member] | Soybean [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	145.1
Mineiros Region - Goias [Member] | Soybean [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	150
Unaí Region – Minas Gerais [Member] | Soybean [Member]
Significant accounting estimates and judgments (Details) [Line Items]
Average amounts arbitrated by real estate market	148.7